Income Taxes (Components Of Earnings From Continuing Operations Before Income Taxes) (Details) - USD ($) $ in Millions	3 Months Ended																12 Months Ended
	Dec. 31, 2016	[1],[2]	Sep. 30, 2016	[3],[4]	Jun. 30, 2016	[4],[5]	Mar. 31, 2016	[6]	Dec. 31, 2015	[1],[2]	Sep. 30, 2015	[3],[4]	Jun. 30, 2015	[4],[5]	Mar. 31, 2015	[6]	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Domestic																	$ 267.7	$ 254.2	$ 142.1
Foreign																	219.4	195.6	153.4
Earnings from continuing operations before income taxes	$ 110.0		$ 121.2		$ 137.2		$ 118.7		$ 106.5		$ 132.3		$ 109.0		$ 102.0		$ 487.1	$ 449.8	$ 295.5

[1]	{F|ahBzfndlYmZpbGluZ3MtaHJkcmoLEgZYTUxEb2MiXlhCUkxEb2NHZW5JbmZvOmE5M2ExNzlhYzg1MjRkNmViYTllOTc3MDNlZTMzODU3fFRleHRTZWxlY3Rpb246M0Q0RTJCNTUxNEI2NTJCQkFCRjlDODUxRjdFQjg4QTcM}
[2]	{F|ahBzfndlYmZpbGluZ3MtaHJkcmoLEgZYTUxEb2MiXlhCUkxEb2NHZW5JbmZvOmE5M2ExNzlhYzg1MjRkNmViYTllOTc3MDNlZTMzODU3fFRleHRTZWxlY3Rpb246QkRGODJFQzJFOTlBNUI4QjkzNDRGRjIzMkIzQTEzMzAM}
[3]	Fourth quarter 2015 Earnings from continuing operations include a $12 charge associated with a lump sum pension buyout and $4 in charges associated with litigation accruals (Note L and Note S)
[4]	{F|ahBzfndlYmZpbGluZ3MtaHJkcmoLEgZYTUxEb2MiXlhCUkxEb2NHZW5JbmZvOmE5M2ExNzlhYzg1MjRkNmViYTllOTc3MDNlZTMzODU3fFRleHRTZWxlY3Rpb246QzVDRjVFQTMwMzM4NTY5REE0RDRDN0ZGOUEzM0Y1NEUM}
[5]	Fourth quarter 2016 Earnings from continuing operations include $16 associated with the gain on sale of a business
[6]	Second quarter 2016 Earnings from continuing operations include a gain of $7 associated with litigation accruals (Note S); $11 gain associated with the sale of a business; and a $4 charge from CVP impairment (Note C)